Leases - Schedule of Supplemental Balance Sheet Information (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Finance lease right-of-use assets, net	$ 53,972	$ 56,702	$ 67,014
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property, plant and equipment, net	Property, plant and equipment, net	Property, plant and equipment, net
Finance lease liabilities
Current	$ 12,939	$ 13,208	$ 11,463
Noncurrent	5,586	6,217	8,756
Total finance lease liabilities	$ 18,525	$ 19,425	$ 20,219
Weighted average remaining lease term - finance leases (in months)	16 months 12 days	17 months 27 days	20 months 24 days
Weighted average discount rate - finance leases	7.23%	7.25%	7.02%
Accumulated amortization	$ 56,000	$ 50,300	$ 38,500